Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property, Plant and Equipment
Depreciation, which includes amortization of assets under capital lease, is generally provided on a straight-line basis over the estimated useful lives generally based on the following categories:

Land improvements	15	to	25	years
Buildings	10	to	45	years
Machinery and equipment	3	to	12	years
Furniture, fixtures and office equipment	1	to	14	years
Surgical instruments			6	years

Valuation of Financial Instruments at Fair Value Table
The following table summarizes the valuation of our financial instruments (in thousands):

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Prices with Unobservable Inputs (Level 3)
At December 31, 2011
Assets
Cash and cash equivalents	$153,642	$153,642	$—	$—
Available-for-sale marketable securities
Municipal debt securities	508	—	508	—
U.S. agency debt securities	2,498	—	2,498	—
Corporate debt securities	15,093	—	15,093	—
Total available-for-sale marketable securities	18,099	—	18,099	—

	$171,741	$153,642	$18,099	$—
Liabilities
Interest rate swap	1,662	—	1,662	—
Contingent consideration	1,704	—	—	1,704
	$3,366	$—	$1,662	$1,704

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Prices with Unobservable Inputs (Level 3)
At December 31, 2010
Assets
Cash and cash equivalents	$153,261	$153,261	$—	$—
Available-for-sale marketable securities
Municipal debt securities	897	—	897	—
U.S. agency debt securities	14,511	—	14,511	—
Certificates of deposits	38	—	38	—
Corporate debt securities	3,183	—	3,183	—
U.S. government debt securities	13,045	13,045	—	—
Total available-for-sale marketable securities	31,674	13,045	18,629	—

Held-to-maturity time deposits	4,671	—	4,671	—
	$189,606	$166,306	$23,300	$—
Liabilities
Contingent consideration	356	—	—	356
	$356	$—	$—	$356

Supplemental Cash Flow Information
Supplemental Cash Flow Information. Cash paid for interest and income taxes was as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Interest	$6,162	$5,524	$5,492
Income taxes	$7,006	$6,670	$10,419